Acquisitions - 2014 Activity (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended		4 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2014 Permian Basin [Member] acre	Mar. 31, 2014 Permian Basin [Member]	Sep. 30, 2013 Permian Basin [Member]	Jun. 30, 2014 Permian Basin [Member]
Business Acquisition [Line Items]
Payments to acquire leasehold interests	$ 312,207	$ 0		$ 312,207	$ 6,192	$ 177,343	$ 11,707	$ 0	$ 292,159		$ 165,000
Acres of oil and gas property, working interest, gross									6,450
Acres of oil and gas property, working interest, net									4,785
Percent of working interest									74.00%
Percent of net revenue interest									56.00%
Revenue included in consolidated statements of operations since acquisition date			7,353							4,898		19,183
Direct operating expenses included in consolidated statements of operations since acquisition date										$ 1,074		$ 4,601